UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2004 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
				 [ ] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name: 	Lisa Holmes
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Lisa Holmes  Jacksonville, Florida June 30, 2004
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	183
Form 13F information table value total:	$322,809,235
List of Other Included Managers: 0

[table]
FORM 13F  INFORMATION TABLE
[c]			[c]
SECURITY NAME		CUSIP		MARKET VALUE	SHARES

3M COMPANY	      	88579Y101	11,237,389 	121,664
AFLAC INC COM	      	001055102	48,972	     	1,200
ALAMO GROUP INC       	011311107	1,144,085   	71,955
AMGEN INC COM	      	000000000	724,159	     	9,954
AMERICAN EXPRESS      	025816109	5,980,164  	112,321
AMERICAN INTL 	      	026874107	8,565,270  	115,545
AMGEN INC COM	      	031162100	5,628,568  	103,144
ANDREW CORP COM	      	034425108	40	   	2
ANHEUSER BUSCH 	      	035229103	10,289,350 	185,395
AUTOMATIC DATA PROCESS	053015103	5,137,328  	117,644
AVERY DENNISON CORP   	053611109	12,802	   	200
BERKSHIRE HATHAWAY    	084670207	88,950	   	100
BERRY PETE CO CL A    	085789105	2,284,128  	77,665
BLOCK H & R INC COM   	093671105	22,537,978 	256,829
BOSTON BEER INC CL A  	100557107	3,625	   	180
BRISTOL MYERS SQUIBB  	110122108	5,880	   	240
CARDINAL HEALTH INC   	14149Y108	47,284	   	675
CASCADE NAT GAS CORP  	147339105	1,048,104  	47,490
CHEVRONTEXACO CORP    	166764100	13,175	   	140
CISCO SYS INC COM     	17275R102	2,367,610  	94,807
COCA COLA CO COM      	191216100	8,145,464  	155,727
COLGATE PALMOLIVE CO  	194162103	10,440,116 	173,686
COLONIAL PPTYS TR     	195872106	24,081	   	625
COMMUNICATIONS SYS    	203900105	767,638	   	95,835
COMPUTER SCIENCES     	205363104	4,643	   	100
COOPER TIRE & RUBR    	216831107	2,300	   	100
DANA CORP COM	      	235811106	1,960	   	100
DEL MONTE FOODS CO    	24522P103	447	   	44
DELL INC COM	      	24702R101	6,984,243  	185,823
DEVELOPERS DIVERS     	000000000	27,472	   	680
EQUITY RESIDENT PPTYS 	29476L107	9,454	   	318
EXXON MOBIL CORP COM  	30231G102	5,157,384  	112,305
GANNETT INC COM	      	364730101	6,613,781  	75,083
GENERAL ELEC CO COM   	369604103	12,280,013 	368,481
GLAXOSMITHKLINE PLC   	37733W105	42,455	   	1,024
GROLSCH NV ORD	      	N37291114	3,113,584  	104,455
HARLEY DAVIDSON INC   	412822108	15,558,062 	244,145
HAWKINS CHEM INC COM  	420261109	1,195,328  	99,777
HEALTH CARE PPTY INVS 	421915109	16,828	   	700
HEINZ H J CO COM      	423074103	3,920	   	100
HERSHEY FOODS CORP    	427866108	13,527,911 	284,576
HOME DEPOT INC COM    	437076102	6,424,467  	175,384
HORACE MANN EDUCTR CP 	440327104	3,515,892  	201,138
JOHNSON & JOHNSON COM 	478160104	6,137,840  	107,236
KIMBERLY CLARK CORP   	494368103	13,176	   	200
KOHLS CORP COM	      	500255104	35,304	   	835
LABORATORY AMER HLDGS 	50540R409	4,057,707  	96,887
LIBBEY INC COM	      	529898108	2,550,866  	91,890
LILLY ELI & CO 	      	532457108	6,991	   	100
LOEWS CORP COM	      	540424108	43,171	   	720
LOWES COS INC COM     	548661107	23,122	   	440
LUFKIN INDS INC COM   	549764108	737,427	   	23,059
LYONDELL CHEMICAL CO  	000000000	18,260	   	1,050
MCGRAW HILL COS INC   	580645109	13,242,997 	168,233
MEDQUIST INC COM      	584949101	468,763	   	40,940
MEDTRONIC INC COM     	585055106	8,230,337  	162,545
MERCK & CO INC	      	589331107	3,156,850  	66,460
MICROSOFT CORP COM    	594918104	1,475,986  	192,288
MOCON INC COM	      	607494101	924	   	74,902
MONSANTO CO NEW COM   	6116W101	4,106,649  	24
MOODYS CORP COM	      	615369105	3,592,231  	74,575
MYLAN LABS INC COM    	628530107	5,602	   	129,775
NATIONAL CITY CORP    	635405103	24,665 	   	160
NATIONAL DENTEX CORP  	63563H109	1,630,898  	55,005
PATTERSON DENTAL CO   	703395103	10,521,894 	15,014
PAYLESS SHOESOURCE    	704379106	3,085,177  	154,607
PEPSICO INC COM	      	713448108	10,747,047 	58,634
PFIZER INC COM	      	717081103	10,190,298 	170,364
PROCTER & GAMBLE CO   	742718109	3,360,363  	66,460
PROGRESS ENERGY INC   	743263AA3	2	   	170,369
PXRE CORP COM	      	G73018106	2,271,141  	74,902
QUEST DIAGNOSTICS     	74834L100	3,115,541  	24
RALCORP HLDGS INC     	751028101	395,648	   	63,511
REGIONS FINL CORP     	000000000	25,731	   	129,775
RUDDICK CORP COM      	781258108	452,480	   	160
SARA LEE CORP COM     	803111103	2,329,025  	55,005
SBC COMMUNICATIONS    	78387G103	16,660	   	119,033
SEI INVESTMENTS CO    	784117103	2,296,774  	206,920
SERVICEMASTER COMPANY 	817615107	3,636,802  	175,744
SILVER PEAK RES LTD   	000000000	0	   	262,144
SMUCKER J M CO COM    	832696405	597	   	61,726
ST JOE CO COM	      	790148100	1,756,884  	200
ST PAUL COS INC COM   	000000000	3,093,405  	89,875
STEAK N SHAKE CO COM  	857873103	43,819	   	36,675
STEPAN CO COM	      	858586100	1,685,237  	11,240
STRYKER CORP COM      	863667101	110,000	   	704
SYMANTEC CORP COM     	871503108	6,459,507  	36,175
SYSCO CORP COM	      	871829107	43,044	   	101,306
TELEPHONE & DATA SYS  	879433100	2,309,016  	687
TELLABS INC	      	879664100	3,357,558  	79,090
THE LIMITED	      	532716107	3,111,867  	295,195
TIDEWATER INC COM     	886423102	3,972,340  	933
TIME WARNER INC COM   	887317105	13,361	   	13
TOWN AND COUNTRY      	000000000	12,620	   	44,254
TRIZEC PROPERTIES INC 	89687P107	3,037,319  	76,305
UNITED PARCEL SERVICE 	911312106	4,506,705  	8,967
VELOCITYHSI INC COM   	92257K102	0	   	64,445
VESTA INSURANCE GROUP 	92257K102	6,470	   	2,000
VIRCO MFG CO COM      	927651109	260,072	   	126,185
WAL MART STORES INC   	931142103	38,515	   	1,200
WALGREEN CO COM	      	931422109	11,000	   	32,430
WALT DISNEY CO COM    	254687106	1,011,851  	384,160
WASHINGTON MUT INC    	939322103	6,537,927  	183,330
WATERS CORP COM	      	941848103	5,941,136  	151,855
WENDYS INTL INC COM   	950590109	7,665	   	760
XL CAPITAL LTD A SHS  	G98255105	1,960,828  	500
ZIMMER HLDGS INC COM  	98956P102	2,646	   	186,797
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